Unrecognized contractual commitments (telecom activities) - Property lease commitments - Composition (Details)	Dec. 31, 2022
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of total property lease commitments (as a percent)	31.00%